                                       SEMIANNUAL REPORT
                                       JUNE 30, 2002

NICHOLAS-APPLEGATE(R)
GROWTH EQUITY FUND

FUND TYPE
Stock

OBJECTIVE
Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and
information about the Fund's portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.


Prudential Financial is a service
mark of The Prudential Insurance Company
of America, Newark, NJ, and its affiliates.   PRUDENTIAL (LOGO)

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
At Nicholas-Applegate, we build portfolios one company at a time. Our search for promising investments starts with detailed, fundamental analysis of thousands of individual companies. We don't make investment decisions based on "top-down" projections such as predicting the direction of interest rates or forecasting economic strength. Instead, we investigate opportunities from the "bottom up," analyzing strengths and weaknesses on a company-by-company basis.

The Nicholas-Applegate(R) Growth Equity Fund (the Fund) seeks to deliver capital appreciation through investment in growth companies with market capitalizations predominantly between $1 billion and $10 billion. Our company-by-company research focuses on identifying and investing in stocks exhibiting each of the following traits:

- Evidence of positive change
- Sustainability of that change
- Timeliness of investment

We believe our search for stocks meeting these criteria produces a well-diversified portfolio of successful companies capable of exceptional growth. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Sectors expressed as a percentage of
net assets as of 6/30/02
    40.0%   Consumer Non-Durables
    17.0    Commercial/Industrial Services
    14.4    Technology
    12.3    Energy
     8.2    Financial Services
     7.4    Capital Goods
     0.7    Cash & Equivalents

Five Largest Holdings

Expressed as a percentage of
net assets as of 6/30/02
    2.3%   Apollo Group, Inc.
           Commercial/Industrial Services
    2.1    L-3 Communications
           Telecommunication Equipment
    2.0    Bed Bath & Beyond, Inc.
           Retail/Wholesale Specialty Chain
    1.9    Career Educational Corp.
           Commercial/Industrial Services
    1.9    Gilead Sciences, Inc.
           Drugs & Healthcare

Holdings are subject to change.

                           www.prudential.com     (800) 225-1852

Semiannual Report    June 30, 2002

Cumulative Total Returns1                                     As of 6/30/02

                                         Six      One       Five     Ten      Since
                                        Months    Year     Years    Years    Inception2
Class A                                -20.16%   -36.96%   -3.00%   107.48%    225.68%
Class B                                -20.51    -37.52    -6.86     91.17    113.09
Class C                                -20.51    -37.52    -6.86      N/A    44.83
Class Z                                -20.02    -36.81    -1.47      N/A    6.08
Lipper Multi-Cap Growth Funds Avg.3    -20.13    -28.96    12.12    149.98    ***
S&P MidCap 400 Index4                   -3.21     -4.72    80.81    306.74    ****
Russell Mid-Cap Growth Index5          -19.70    -26.34    11.86    148.94    *****

Average Annual Total Returns1                                  As of 6/30/02

                      One     Five      Ten      Since
                     Year     Years    Years    Inception2
    Class A        -40.11%    -1.62%    7.02%     7.70%
    Class B        -40.65     -1.51     6.69      7.08
    Class C        -38.77     -1.61     N/A       4.66
    Class Z        -36.81     -0.30     N/A       1.12

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares, on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates: Class A, 4/9/87; Class B, 6/10/91; Class C, 8/1/94; and Class Z, 3/18/97. 3The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Multi-Cap Growth Funds category. Funds in the Lipper Multi-Cap Growth Funds Average invest in a variety of market capitalization ranges, generally have between 25% and 75% of their equity assets invested in a major unmanaged stock index, and have above-average price-to-earnings ratio, price-to-book ratio, and three-year earnings growth figure. 4The Standard & Poor's MidCap 400 Stock Index (S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives a broad look at how mid-cap stock prices have performed. 5Russell Mid-Cap Growth Index is an unmanaged, market value-weighted index that tracks the continuous total return performance of those Russell Mid-Cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. Investors cannot invest directly in an index. The returns for the Lipper Average, S&P MidCap 400 Index, and Russell Mid-Cap Growth Index would be lower if they included the effect of sales charges or taxes. ***Lipper Since Inception returns are 308.35% for Class A, 166.94% for Class B, 104.94% for Class C, and 30.63% for Class Z, based on all funds in each share class. ****S&P MidCap 400 Index Since Inception returns are 641.18% for Class A, 357.70% for Class B, 220.84% for Class C, and 107.38% for Class Z, based on all funds in each share class. *****Russell Mid-Cap Growth Index Since Inception returns are 294.91% for Class A, 164.06% for Class B, 99.98% for Class C, and 28.32% for Class Z, based on all funds in each share class.

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Semiannual Report    June 30, 2002

INVESTMENT ADVISER'S REPORT

With the first half of the year now completed, a crisis of investor confidence has emerged as the central theme for 2002.

The market began with promise as the economy and corporate earnings began to recover from their 2001 depressed levels. However, many external factors began to weigh on the markets. First, the accounting issues of Enron and WorldCom led many investors to question the accuracy of all companies' financial reports. Investors were also shaken by political unrest in the Middle East and Kashmir, and the potential for conflict in Iraq. Finally, in recent days the markets have broken through last September's lows. As a result, the first quarter of this year was mixed, with value stocks clearly outperforming growth stocks and small-capitalization equities outperforming large caps.

Technology and telecommunications stocks suffered the brunt of the market downturn, extending a theme that has plagued these sectors since 2000. Production overcapacity, low customer demand, and an unwinding of high inventory levels have resulted in declining profits for many tech and telecom firms.

In addition, many investors feared that the American consumers' ability to spend may be hampered after several months of rising consumer spending. The prospect of weakening consumer demand provided a disconcerting thought, especially since there have been few signs of a pickup in business investment to offset a decline in consumer spending. Taken together, these factors conspired to send the U.S. equities market sharply lower in June.

PORTFOLIO SPECIFICS
For the six-month period ended June 30, 2002, the Fund's Class A shares fell 20.16%, which was -24.15% to investors who paid the Class A shares' initial sales charge. The Fund's benchmarks all decreased--the Russell Mid-Cap
                                         www.prudential.com    (800) 225-1852

Growth Index dropped 19.70%, the Lipper Multi-Cap Growth Funds Average declined 20.13%, and the S&P MidCap 400 Index fell 3.21%.

Early in the reporting period, an overweight position in energy stocks helped drive relative performance. Since oil field services companies are clear beneficiaries of an economic recovery, we decided to overweight this group in the fourth quarter of 2001, based on early signs of a classic recovery in energy stocks. Commodity prices for crude oil and natural gas were firming and beginning to rise as a result of tensions in the Middle East and potential U.S. military action against Iraq.

Another area of strength was overweight exposure to, and solid stock selection in, industries benefiting from a pickup in advertising spending as a result of economic recovery. Adult education-oriented companies, including Career Education Corporation and Apollo Group, added value during the reporting period. These companies focus on training adults who have been laid off or are seeking to make a career change.

Amid the challenging conditions that confronted us throughout the second quarter, we structured the portfolio to capitalize on a consumer-led economic recovery, adding to positions in consumer durables, consumer non-durables, and retailers. Among the best performing stocks for the portfolio during the period were specialty retailers such as Williams-Sonoma, Bed Bath & Beyond, and Starbucks.

Oil-related holdings such as BJ Services and Smith International also showed strength, with producers benefiting from higher commodity prices and increased drilling leading to a rebound in fundamentals and earnings among oil field service companies. Finally, defense-oriented firms such as Northrop Grumman Corporation and L-3 Communications posted solid gains for the six-month review period.

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Semiannual Report    June 30, 2002

The environment caused a major shift in our healthcare holdings. When the year began, we were weighted toward biotechnology and specialty pharmaceutical companies. We have virtually eliminated these stocks from the portfolio because there were no recent approvals at the U.S. Food and Drug Administration and the drug companies have poor earnings visibility. Instead, we have shifted exposure to service-oriented companies such as hospitals and health maintenance organizations, which are benefiting from rising enrollments, price increases, and solid cost controls.

LOOKING AHEAD
Despite a profoundly negative sentiment among investors currently, there are some encouraging signs that should not be ignored. Nearly all U.S. economic indicators continue to improve, albeit at a moderate pace. Interest rates are low, inflation is low, productivity is improving, and the Federal Reserve will probably not raise rates until later this year or into 2003. In addition, corporate earnings are rebounding in many sectors, with the clear exception of the technology sector, which continues to struggle.

We expect that economic news will continue to get better as the year unfolds. If investors feel increasingly confident that the economy is expanding and corporate earnings are improving, the markets could stage a meaningful rally later in the year.

We remain pessimistic about the prospects for technology stocks, however, where there is very little visibility for earnings. Corporate spending budgets have been slashed, with no indication of a pickup in sight. The recovery in early 2002 was led by tech companies' rebuilding of depleted inventories, which was a one-time event rather than an ongoing trend. We doubt that this poor outlook will change before year-end.

www.prudential.com     (800) 225-1852

Given the near-term uncertainties clouding the investment landscape, a focus on individual stock selection will remain paramount throughout the remainder of 2002. At Nicholas-Applegate, a discriminating environment bodes well for our investment process. Looking ahead, we are confident that our bottom-up approach centered on sustainable change and timeliness of investment will add incremental value above index returns.

Nicholas-Applegate Growth Equity Fund Management Team

                                               SEMIANNUAL REPORT
                                               JUNE 30, 2002

NICHOLAS-APPLEGATE(R)
GROWTH EQUITY FUND


                                               FINANCIAL STATEMENTS

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2002 (Unaudited)

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
COMMON STOCKS  99.3%
-------------------------------------------------------------------------------------
CAPITAL GOODS  7.4%
Aerospace/Defense  1.5%
    52,700   Alliant Techsystems, Inc.(a)                            $    3,362,260
-------------------------------------------------------------------------------------
Containers  1.1%
   357,800   Crown Cork & Seal Co., Inc.(a)                               2,450,930
-------------------------------------------------------------------------------------
Housing Related  0.7%
    53,500   Furniture Brands International, Inc.(a)                      1,618,375
-------------------------------------------------------------------------------------
Industrial Machinery  1.1%
    54,500   Parker-Hannifin Corp.                                        2,604,555
-------------------------------------------------------------------------------------
Mining  1.0%
    83,600   Newmont Mining Corp.                                         2,201,188
-------------------------------------------------------------------------------------
Paper & Forest Products  2.0%
    93,000   Georgia-Pacific Corp.                                        2,285,940
   146,300   Smurfit-Stone Container Corp.(a)                             2,255,946
                                                                     --------------
                                                                          4,541,886
-------------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES  17.0%
Broadcasting/Media  4.4%
   132,900   Hispanic Broadcasting Corp.(a)                               3,468,690
   153,100   Radio One, Inc. (Class 'D' Stock)(a)                         2,276,597
    67,700   Univision Communications, Inc.(a)                            2,125,780
    62,200   Westwood One, Inc.(a)                                        2,078,724
                                                                     --------------
                                                                          9,949,791
-------------------------------------------------------------------------------------
Other Commercial/Industrial Services  12.6%
    59,900   AMN Healthcare Services, Inc.(a)                             2,097,099
   131,250   Apollo Group, Inc.(a)                                        5,173,875
    97,000   Career Education Corp.(a)                                    4,365,000
    50,400   Hotels.com (Class 'A' Stock)(a)                              2,128,392
    78,200   J.B. Hunt Transport Services, Inc.(a)                        2,308,464

    See Notes to Financial Statements                                      7

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    81,400   Lamar Advertising Co.(a)                                $    3,028,894
    51,600   Manpower, Inc.(a)                                            1,896,300
    63,700   Marriott International, Inc. (Class 'A' Stock)               2,423,785
    24,000   Northrop Grumman Corp.                                       3,000,000
   107,500   Ticketmaster (Class 'B' Stock)(a)                            2,011,325
                                                                     --------------
                                                                         28,433,134
-------------------------------------------------------------------------------------
CONSUMER NON-DURABLES  40.0%
Drugs & Healthcare  20.6%
    33,300   Allergan, Inc.                                               2,222,775
    31,900   AmerisourceBergen Corp.                                      2,424,400
    51,000   Anthem, Inc.(a)                                              3,441,480
    49,800   Beckman Coulter, Inc.                                        2,485,020
   128,000   Boston Scientific Corp.(a)                                   3,752,960
    51,300   Cephalon, Inc.(a)                                            2,318,760
    63,400   Cerner Corp.(a)                                              3,032,422
    24,700   Forest Laboratories, Inc.(a)                                 1,748,760
   131,000   Gilead Sciences, Inc.(a)                                     4,307,280
   124,300   Health Management Associates, Inc. (Class 'A'
              Stock)(a)                                                   2,504,645
   225,800   Humana, Inc.(a)                                              3,529,254
    79,300   Laboratory Corp. of America Holdings(a)                      3,620,045
    36,600   St. Jude Medical, Inc.(a)                                    2,702,910
    73,100   Universal Health Services, Inc. (Class' B ' Stock)(a)        3,581,900
    32,500   WellPoint Health Networks, Inc.(a)                           2,528,825
    64,700   Zimmer Holdings, Inc.(a)                                     2,307,202
                                                                     --------------
                                                                         46,508,638
-------------------------------------------------------------------------------------
Hotels Restaurants & Leisure  1.1%
   100,800   Darden Restaurants, Inc.(a)                                  2,489,760
-------------------------------------------------------------------------------------
Leisure & Recreation  2.2%
    43,100   Harley-Davidson, Inc.                                        2,209,737
   115,600   Regal Entertainment Group (Class 'A' Stock)(a)               2,695,792
                                                                     --------------
                                                                          4,905,529

    8                                      See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Retail/Wholesale Specialty Chain  16.1%
    85,300   Abercrombie & Fitch Co. (Class 'A' Stock)(a)            $    2,057,436
    34,000   Advanced Auto Parts, Inc.(a)                                 1,853,340
   111,750   AnnTaylor Stores Corp.(a)                                    2,837,333
   119,700   Bed Bath & Beyond, Inc.(a)                                   4,517,478
    57,800   Coach, Inc.(a)                                               3,173,220
    76,600   Jones Apparel Group, Inc.(a)                                 2,872,500
    83,500   PETCO Animal Supplies, Inc.(a)                               2,079,985
   183,300   Pier 1 Imports, Inc.                                         3,849,300
    54,600   Reebok International, Ltd.(a)                                1,610,700
   104,000   Staples, Inc.(a)                                             2,048,800
   109,900   Starbucks Corp.(a)                                           2,731,015
   176,400   TJX Companies, Inc.                                          3,459,204
   105,400   Williams-Sonoma, Inc.(a)                                     3,231,564
                                                                     --------------
                                                                         36,321,875
-------------------------------------------------------------------------------------
ENERGY  12.3%
Oil & Gas-Production/Pipeline  6.1%
    82,000   EOG Resources, Inc.                                          3,255,400
    80,772   GlobalSantaFe Corp.                                          2,209,114
   117,200   National-Oilwell, Inc.(a)                                    2,467,060
    79,700   Patterson-UTI Energy, Inc.(a)                                2,249,931
   169,300   Rowan Companies, Inc.(a)                                     3,631,485
                                                                     --------------
                                                                         13,812,990
-------------------------------------------------------------------------------------
Oil Services  6.2%
   102,400   BJ Services Co.(a)                                           3,469,312
    93,700   Nabors Industries, Ltd.(a)                                   3,307,610
    85,300   Noble Corp.(a)                                               3,292,580
    58,000   Smith International, Inc.(a)                                 3,955,020
                                                                     --------------
                                                                         14,024,522
-------------------------------------------------------------------------------------
FINANCIAL SERVICES  8.2%
Financial/Business Services  7.0%
    48,900   Bear, Stearns & Co., Inc.                                    2,992,680
    85,300   BISYS Group, Inc.(a)                                         2,840,490

    See Notes to Financial Statements                                      9

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
    80,900   Concord EFS, Inc.(a)                                    $    2,438,326
    45,500   Lehman Brothers Holdings, Inc.                               2,844,660
    27,800   SLM Corp.                                                    2,693,820
    42,200   TCF Financial Corp.                                          2,072,020
                                                                     --------------
                                                                         15,881,996
-------------------------------------------------------------------------------------
Insurance  1.2%
    83,500   Brown & Brown                                                2,630,250
-------------------------------------------------------------------------------------
TECHNOLOGY  14.4%
Computer Services  1.9%
    40,000   Affiliated Computer Services, Inc.(a)                        1,899,200
    91,400   SunGuard Data Systems, Inc.(a)                               2,420,272
                                                                     --------------
                                                                          4,319,472
-------------------------------------------------------------------------------------
Computer Software  2.6%
    43,500   Electronic Arts, Inc.(a)                                     2,873,175
    58,000   Intuit, Inc.(a)                                              2,883,760
                                                                     --------------
                                                                          5,756,935
-------------------------------------------------------------------------------------
Electronic Components  3.1%
   106,800   Fairchild Semiconductor Corp. (Class 'A' Stock)(a)           2,595,240
    41,700   Harman International Industries, Inc.                        2,053,725
    75,900   International Rectifier Corp.(a)                             2,212,485
                                                                     --------------
                                                                          6,861,450
-------------------------------------------------------------------------------------
Semiconductors  4.7%
    66,900   Linear Technology Corp.                                      2,102,667
   126,900   Microchip Technology, Inc.(a)                                3,480,867
   103,800   National Semiconductor Corp.(a)                              3,027,846
    54,300   QLogic Corp.(a)                                              2,068,830
                                                                     --------------
                                                                         10,680,210

    10                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Shares       Description                                             Value (Note 1)
-----------------------------------------------------------------------------------------
Telecommunication Equipment  2.1%
    88,700   L-3 Communications Holdings, Inc.(a)                    $    4,789,800
                                                                     --------------
             Total common stocks (cost $214,271,870)                    224,145,546
                                                                     --------------
SHORT-TERM INVESTMENTS  0.7%

Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement  0.7%
$    1,603   State Street Bank & Trust Co.,0.85%, dated 6/28/02,
              due 7/1/02 in the amount of $1,603,114 (cost
              $1,603,000, collateralized by $1,590,000 U.S.
              Treasury Notes, 6.375%, 8/15/02; value of collateral
              including accrued interest was $1,639,164)                  1,603,000
                                                                     --------------
             Total Investments  100.0%
              (cost $215,874,870; Note 5)                               225,748,546
             Other assets in excess of liabilities                           10,336
                                                                     --------------
             Net Assets  100%                                        $  225,758,882
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
    See Notes to Financial Statements                                     11

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                   June 30, 2002
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $215,874,870)                          $ 225,748,546
Cash                                                                      11,344
Receivable for investments sold                                        7,724,425
Receivable for Fund shares sold                                          116,200
Prepaid expenses and other assets                                         60,546
Dividends and interest receivable                                          8,366
                                                                   -------------
      Total assets                                                   233,669,427
                                                                   -------------
LIABILITIES
Payable for investments purchased                                      6,261,563
Payable for Fund shares reacquired                                       929,926
Accrued expenses                                                         443,039
Management fee payable                                                   186,629
Distribution fee payable                                                  89,388
                                                                   -------------
      Total liabilities                                                7,910,545
                                                                   -------------
NET ASSETS                                                         $ 225,758,882
                                                                   -------------
                                                                   -------------
Net assets were comprised of:
   Common stock, at par                                            $     305,258
   Paid-in capital in excess of par                                  490,841,837
                                                                   -------------
                                                                     491,147,095
   Accumulated net investment loss                                    (2,422,306)
   Accumulated net realized loss on investments                     (272,839,583)
   Net unrealized appreciation on investments                          9,873,676
                                                                   -------------
Net assets, June 30, 2002                                          $ 225,758,882
                                                                   -------------
                                                                   -------------

    12                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                   June 30, 2002
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($146,389,816 / 18,582,565 shares of common stock issued
      and outstanding)                                                     $7.88
   Maximum sales charge (5% of offering price)                               .41
                                                                   -------------
   Maximum offering price to public                                        $8.29
                                                                   -------------
                                                                   -------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($62,455,485 / 9,590,249 shares of common stock issued
      and outstanding)                                                     $6.51
                                                                   -------------
                                                                   -------------
Class C:
   Net asset value and redemption price per share
      ($8,655,172 / 1,329,019 shares of common stock issued
      and outstanding)                                                     $6.51
   Sales charge (1% of offering price)                                       .07
                                                                   -------------
   Offering price to public                                                $6.58
                                                                   -------------
                                                                   -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($8,258,409 / 1,023,959 shares of common stock
      issued and outstanding)                                              $8.07
                                                                   -------------
                                                                   -------------

    See Notes to Financial Statements                                     13

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends                                                        $     260,806
   Interest                                                                23,697
                                                                    -------------
      Total income                                                        284,503
                                                                    -------------
Expenses
   Management fees                                                      1,308,737
   Distribution fee -- Class A                                            185,269
   Distribution fee -- Class B                                            391,746
   Distribution fee -- Class C                                             52,510
   Transfer agent's fees and expenses                                     457,000
   Reports to shareholders                                                104,000
   Custodian's fees and expenses                                           53,000
   Registration fees                                                       49,000
   Directors' fees                                                         40,000
   Legal fees and expenses                                                 23,000
   Audit fees and expenses                                                 22,000
   Insurance                                                                1,640
   Miscellaneous                                                           18,907
                                                                    -------------
    Total expenses                                                      2,706,809
                                                                    -------------
Net investment loss                                                    (2,422,306)
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions                          (45,079,912)
Net change in unrealized appreciation of investments                  (12,093,327)
                                                                    -------------
Net loss on investments                                               (57,173,239)
                                                                    -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ (59,595,545)
                                                                    -------------
                                                                    -------------

    14                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2002    December 31, 2001
-----------------------------------------------------------------------------------
DECREASE IN NET ASSETS
Operations
   Net investment loss                           $  (2,422,306)     $  (6,637,407)
   Net realized loss on investment
      transactions                                 (45,079,912)      (203,786,687)
   Net change in unrealized appreciation
      (depreciation) on investments                (12,093,327)       (66,862,265)
                                                 -------------    -----------------
   Net decrease in net assets resulting from
      operations                                   (59,595,545)      (277,286,359)
                                                 -------------    -----------------
Fund share transactions (Note 6) (Net of share
   conversions)
   Net proceeds from shares subscribed              19,539,160        151,115,884
   Cost of shares reacquired                       (44,740,085)      (200,616,419)
                                                 -------------    -----------------
   Net decrease in net assets from Fund share
      transactions                                 (25,200,925)       (49,500,535)
                                                 -------------    -----------------
Total decrease                                     (84,796,470)      (326,786,894)
NET ASSETS
Beginning of period                                310,555,352        637,342,246
                                                 -------------    -----------------
End of period                                    $ 225,758,882      $ 310,555,352
                                                 -------------    -----------------
                                                 -------------    -----------------

    See Notes to Financial Statements                                     15

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited)

      Nicholas-Applegate Growth Equity Fund (the 'Fund') is currently the only series of Nicholas-Applegate Fund, Inc. The Fund is an open-end, diversified management investment company.

      The Fund's investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the middle 90% of the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Investments are stated at value. Investments for
which market quotations are readily available are valued at the last reported sales price. If there are no sales on the date of valuation, then investments are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Short-term securities less than 60 days are valued at amortized cost.

      In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Dividends from net investment income and
distributions of net capital gains in excess of capital loss carryforwards, if any, are

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

declared and paid annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no tax provision is required.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI' or 'Manager'). Pursuant to the management agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management ('NACM' or 'Subadviser'); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the subadviser, the compensation of certain officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .95% of the Fund's average daily net assets. PI pays NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of the average daily net assets of the Fund. During the six months ended June 30, 2002, PI earned $1,308,737 in management fees of which it paid $1,033,902 to NACM under the foregoing agreements.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .21 of 1% of average daily net assets of the Class A shares and
                                                                          17

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

1% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2002.

      PIMS has advised the Fund that it has received approximately $27,400 and $2,400 in front-end sales charges resulting from sales of Class A shares and Class C shares, respectively, during the six months ended June 30, 2002. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2002, it received approximately $78,600 and $2,800 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PI and PIMS and are indirect wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended June 30, 2002, the amount of the commitment was $500 million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately $328,300 for the services of PMFS. As of June 30, 2002, approximately $52,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.

      The Fund paid networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the six months ended June 30, 2002, was approximately $42,000 and is included in transfer agent's fees and expenses in the statement of operations.

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of investment securities of the Fund other than short-term investments, for the six months ended June 30, 2002 were $198,293,375 and $226,313,927, respectively.

Note 5. Tax Information
For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2001, of approximately $222,224,998, which expires in 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such amount. In addition, the Fund has elected to treat net capital losses of approximately $5,027,735 incurred in the two month period ended December 31, 2001 as having incurred in the current fiscal year.

      The United States federal income tax basis of the Fund's investments and the unrealized appreciation as of June 30, 2002 were as follows:

                                                         Total Net
                                                        Unrealized
   Tax Basis       Appreciation      Depreciation      Appreciation
---------------   ---------------   ---------------   ---------------           ---
 $216,090,797       $23,502,243       $13,844,494       $9,657,749

      The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.
                                                                          19

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Transactions in shares of common stock were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended June 30, 2002:
Shares sold                                                   1,179,423    $  10,924,223
Shares reacquired                                            (3,279,624)     (30,160,389)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (2,100,201)     (19,236,166)
Shares issued upon conversion from Class B                      502,521        4,484,795
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,597,680)   $ (14,751,371)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended December 31, 2001:
Shares sold                                                   9,467,394    $ 111,656,401
Shares reacquired                                           (13,060,633)    (150,084,245)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (3,593,239)     (38,427,844)
Shares issued upon conversion from Class B                    3,255,810       38,977,767
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (337,429)   $     549,923
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                     561,562    $   4,312,808
Shares reacquired                                            (1,173,170)      (8,834,737)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (611,608)      (4,521,929)
Shares issued upon conversion into Class A                     (606,874)      (4,484,795)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,218,482)   $  (9,006,724)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended December 31, 2001:
Shares sold                                                   1,859,458    $  19,478,507
Shares reacquired                                            (3,315,599)     (32,679,097)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,456,141)     (13,200,590)
Shares reacquired upon conversion into Class A               (3,905,132)     (38,977,767)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (5,361,273)   $ (52,178,357)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                     178,914    $   1,363,041
Shares reacquired                                              (250,603)      (1,871,208)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (71,689)   $    (508,167)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended December 31, 2001:
Shares sold                                                     733,882    $   7,394,741
Shares reacquired                                              (596,363)      (5,709,969)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   137,519    $   1,684,772
                                                            -----------    -------------
                                                            -----------    -------------

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class Z                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Six months ended June 30, 2002:
Shares sold                                                     310,120    $   2,939,088
Shares reacquired                                              (414,152)      (3,873,751)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (104,032)   $    (934,663)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended December 31, 2001:
Shares sold                                                     990,737    $  12,586,235
Shares reacquired                                            (1,016,172)     (12,143,108)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   (25,435)   $     443,127
                                                            -----------    -------------
                                                            -----------    -------------

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   9.87
                                                                  ----------------
Income from investment operations:
Net investment loss                                                       (.07)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (1.92)
                                                                  ----------------
      Total from investment operations                                   (1.99)
                                                                  ----------------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                  ----------------
Net asset value, end of period                                        $   7.88
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                        (20.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $146,390
Average net assets (000)                                              $177,909
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.72%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.51%(c)
   Net investment loss                                                   (1.51)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover                                                       73%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based on weighted average shares outstanding during the period.
(c) Annualized.

    22                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)              2000(b)                1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  17.56             $  25.80             $  15.38             $  14.47             $  15.41
----------------     ----------------     ----------------     ----------------     ----------------
        (.16)                (.32)                (.18)                (.17)                (.12)
       (7.53)               (3.36)               14.01                 1.95                 2.60
----------------     ----------------     ----------------     ----------------     ----------------
       (7.69)               (3.68)               13.83                 1.78                 2.48
----------------     ----------------     ----------------     ----------------     ----------------
          --                (4.56)               (3.41)                (.87)               (3.42)
----------------     ----------------     ----------------     ----------------     ----------------
    $   9.87             $  17.56             $  25.80             $  15.38             $  14.47
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (43.79)%             (14.06)%              98.35%               12.83%               17.33%
    $199,165             $360,373             $329,955             $130,362             $133,973
    $245,428             $404,873             $186,192             $124,408             $139,933
        1.55%                1.36%                1.40%                1.45%                1.37%
        1.34%                1.12%                1.20%                1.24%                1.19%
       (1.35)%              (1.21)%              (1.21)%              (1.19)%               (.82)%
         149%                 165%                 173%                 171%                 182%

    See Notes to Financial Statements                                     23

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.19
                                                                      --------
Income from investment operations:
Net investment loss                                                       (.09)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (1.59)
                                                                      --------
      Total from investment operations                                   (1.68)
                                                                      --------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                      --------
Net asset value, end of period                                        $   6.51
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                        (20.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 62,455
Average net assets (000)                                              $ 78,998
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.51%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.51%(c)
   Net investment loss                                                   (2.30)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    24                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)              2000(b)                1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  14.70             $  22.63             $  13.89             $  13.26             $  14.48
----------------     ----------------     ----------------     ----------------     ----------------
        (.21)                (.45)                (.33)                (.29)                (.23)
       (6.30)               (2.92)               12.48                 1.79                 2.43
----------------     ----------------     ----------------     ----------------     ----------------
       (6.51)               (3.37)               12.15                 1.50                 2.20
----------------     ----------------     ----------------     ----------------     ----------------
          --                (4.56)               (3.41)                (.87)               (3.42)
----------------     ----------------     ----------------     ----------------     ----------------
    $   8.19             $  14.70             $  22.63             $  13.89             $  13.26
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
      (44.29)%             (14.69)%              96.71%               11.87%               16.48%
    $ 88,533             $237,722             $324,419             $236,242             $284,191
    $135,119             $347,231             $236,101             $250,317             $300,520
        2.34%                2.12%                2.20%                2.24%                2.19%
        1.34%                1.12%                1.20%                1.24%                1.19%
       (2.12)%              (1.96)%              (2.00)%              (1.98)%              (1.64)%

    See Notes to Financial Statements                                     25

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $   8.19
                                                                      --------
Income from investment operations:
Net investment loss                                                       (.09)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (1.59)
                                                                      --------
      Total from investment operations                                   (1.68)
                                                                      --------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                      --------
Net asset value, end of period                                        $   6.51
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                        (20.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  8,655
Average net assets (000)                                              $ 10,589
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.51%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.51%(c)
   Net investment loss                                                   (2.30)%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    26                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                              Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)              2000(b)                1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  14.70             $  22.63             $  13.89              $13.26               $14.48
    --------             --------             --------             -------              -------
        (.21)                (.43)                (.32)               (.28)                (.22)
       (6.30)               (2.94)               12.47                1.78                 2.42
    --------             --------             --------             -------              -------
       (6.51)               (3.37)               12.15                1.50                 2.20
    --------             --------             --------             -------              -------
          --                (4.56)               (3.41)               (.87)               (3.42)
    --------             --------             --------             -------              -------
    $   8.19             $  14.70             $  22.63              $13.89               $13.26
    --------             --------             --------             -------              -------
    --------             --------             --------             -------              -------
      (44.29)%             (14.69)%              96.71%              11.87%               16.48%
    $ 11,473             $ 18,571             $ 10,598              $6,146               $6,750
    $ 13,359             $ 17,506             $  7,477              $6,164               $6,796
        2.34%                2.12%                2.20%               2.24%                2.19%
        1.34%                1.12%                1.20%               1.24%                1.19%
       (2.14)%              (1.97)%              (2.00)%             (1.98)%              (1.64)%

    See Notes to Financial Statements                                     27

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                  Six Months Ended
                                                                  June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  10.09
                                                                      --------
Income from investment operations:
Net investment loss                                                       (.06)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (1.96)
                                                                      --------
      Total from investment operations                                   (2.02)
                                                                      --------
Less distributions:
Distributions from net realized gains from investment
   transactions                                                             --
                                                                      --------
Net asset value, end of period                                        $   8.07
                                                                      --------
                                                                      --------
TOTAL RETURN(a):                                                        (20.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $  8,258
Average net assets (000)                                              $ 10,311
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.51%(d)
   Expenses, excluding distribution and service (12b-1) fees              1.51%(d)
   Net investment loss                                                   (1.30)%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Commencement of offering Class Z shares.
(d) Annualized.

    28                                     See Notes to Financial Statements

       Nicholas-Applegate Fund, Inc.      Nicholas-Applegate Growth Equity Fund
             Financial Highlights (Unaudited) Cont'd.

                                                  Class Z
------------------------------------------------------------------------------------------------------------
                                      Year Ended December 31,                       March 18, 1997(c)
                     ----------------------------------------------------------          Through
    2001(b)              2000(b)                1999                 1998           December 31, 1997
------------------------------------------------------------------------------------------------------------
    $  17.93             $  26.16              $15.49               $14.53                $14.48
    --------             --------             -------              -------               -------
        (.14)                (.25)               (.17)                (.12)                 (.22)
       (7.70)               (3.42)              14.25                 1.95                  3.18
    --------             --------             -------              -------               -------
       (7.84)               (3.67)              14.08                 1.83                  2.96
    --------             --------             -------              -------               -------
          --                (4.56)              (3.41)                (.87)                (2.91)
    --------             --------             -------              -------               -------
    $  10.09             $  17.93              $26.16               $15.49                $14.53
    --------             --------             -------              -------               -------
    --------             --------             -------              -------               -------
      (43.69)%             (13.86)%             99.30%               13.13%                21.90%
    $ 11,384             $ 20,676              $2,032               $1,649                $  633
    $ 15,039             $ 13,271              $1,334               $1,318                $  121
        1.34%                1.12%               1.20%                1.24%                 1.19%(d)
        1.34%                1.12%               1.20%                1.24%                 1.19%(d)
       (1.14)%               (.98)%             (1.00)%               (.99)%                (.85)%(d)

    See Notes to Financial Statements                                     29

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
----------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
                                  www.prudential.com    (800) 225-1852

Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 *This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

www.prudential.com      (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

                                         www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Nicholas-Applegate Fund, Inc.    Nicholas-Applegate(R) Growth Equity Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

                                     www.prudential.com     (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
E. Blake Moore, Jr., Chairman
Dann V. Angeloff
Fred C. Applegate
Theodore J. Coburn
Robert F. Gunia
Arthur B. Laffer
Randolph W. Westerfield

Officers
E. Blake Moore, Jr., President and
   Chief Executive Officer
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Nicholas-Applegate Capital Management
600 West Broadway
San Diego, CA 92101

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
Ernst & Young LLP
725 South Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     NAPGX     653698209
    Class B     NAGBX     653698308
    Class C     PNACX     653698407
    Class Z     PNAZX     653698506

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
    Class A     NAPGX     653698209
    Class B     NAGBX     653698308
    Class C     PNACX     653698407
    Class Z     PNAZX     653698506

MF151E2    IFS-A073273

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.